Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Derivatives - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 555	£ 633
Favourable changes, Equity	0	3
Unfavourable changes, Income Statement	(651)	(740)
Unfavourable changes, Equity	0	(3)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	38	16
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(28)	(14)
Unfavourable changes, Equity	0	0
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	99	104
Favourable changes, Equity	0	3
Unfavourable changes, Income Statement	(150)	(190)
Unfavourable changes, Equity	0	(3)
Equity cash products
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	25	158
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(42)	(141)
Unfavourable changes, Equity	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	10	15
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(11)	(15)
Unfavourable changes, Equity	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	19	23
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(20)	(23)
Unfavourable changes, Equity	0	0
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	51	82
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(79)	(123)
Unfavourable changes, Equity	0	0
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	20	6
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(28)	(11)
Unfavourable changes, Equity	0	0
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	112	55
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(103)	(44)
Unfavourable changes, Equity	0	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	181	174
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(190)	(179)
Unfavourable changes, Equity	£ 0	£ 0